Related Party Transactions (Details) - Schedule of short term loans from related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short term loans - related parties	$ 985,883	$ 892,510
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short term loans - related parties	782,773	751,029
Yuxiang Qi [Member]
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short term loans - related parties	172,471	112,778
Yan Fu [Member]
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short term loans - related parties	$ 30,639	$ 28,703